Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 23, 2013
Disclosure of detailed information about borrowings [line items]
Principal	$ 702,181	$ 486,780
Principal and interest payable	775,579
2018
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	318,691
2019
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	38,454
2020
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	35,930
2021
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	375,310
2022
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	7,194
Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal	277,650	262,793
Interest	8,409
Convertible senior subordinated notes | 2018
Disclosure of detailed information about borrowings [line items]
Interest	8,409
Convertible senior subordinated notes | 2019
Disclosure of detailed information about borrowings [line items]
Interest	0
Convertible senior subordinated notes | 2020
Disclosure of detailed information about borrowings [line items]
Interest	0
Convertible senior subordinated notes | 2021
Disclosure of detailed information about borrowings [line items]
Interest	0
Convertible senior subordinated notes | 2022
Disclosure of detailed information about borrowings [line items]
Interest	0
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	344,149	196,953
Interest	65,962
Revolving credit facility: | 2018
Disclosure of detailed information about borrowings [line items]
Interest	22,836
Revolving credit facility: | 2019
Disclosure of detailed information about borrowings [line items]
Interest	17,117
Revolving credit facility: | 2020
Disclosure of detailed information about borrowings [line items]
Interest	17,117
Revolving credit facility: | 2021
Disclosure of detailed information about borrowings [line items]
Interest	8,892
Revolving credit facility: | 2022
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	50,569	0
Interest	6,372
Fekola Equipment Loan Facility | 2018
Disclosure of detailed information about borrowings [line items]
Interest	2,483
Fekola Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Interest	1,870
Fekola Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	1,261
Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	644
Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	114
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	20,750	24,134
Interest	1,553
Otjikoto Equipment Loan Facility | 2018
Disclosure of detailed information about borrowings [line items]
Interest	795
Otjikoto Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Interest	428
Otjikoto Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	234
Otjikoto Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	84
Otjikoto Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	12
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	7,719	0
Interest	1,087
Masbate Equipment Loan Facility | 2018
Disclosure of detailed information about borrowings [line items]
Interest	400
Masbate Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Interest	309
Masbate Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	218
Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	126
Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	34
Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	1,344	2,900
Interest	45
Nicaraguan equipment loans | 2018
Disclosure of detailed information about borrowings [line items]
Interest	37
Nicaraguan equipment loans | 2019
Disclosure of detailed information about borrowings [line items]
Interest	8
Nicaraguan equipment loans | 2020
Disclosure of detailed information about borrowings [line items]
Interest	0
Nicaraguan equipment loans | 2021
Disclosure of detailed information about borrowings [line items]
Interest	0
Nicaraguan equipment loans | 2022
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal	258,750	258,750	$ 258,800
Principal | Convertible senior subordinated notes | 2018
Disclosure of detailed information about borrowings [line items]
Principal	258,750
Principal | Convertible senior subordinated notes | 2019
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior subordinated notes | 2020
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior subordinated notes | 2021
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Convertible senior subordinated notes | 2022
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	350,000	$ 200,000
Principal | Revolving credit facility: | 2018
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2019
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2020
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2021
Disclosure of detailed information about borrowings [line items]
Principal	350,000
Principal | Revolving credit facility: | 2022
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	52,504
Principal | Fekola Equipment Loan Facility | 2018
Disclosure of detailed information about borrowings [line items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	11,857
Principal | Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	5,076
Principal | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	21,246
Principal | Otjikoto Equipment Loan Facility | 2018
Disclosure of detailed information about borrowings [line items]
Principal	10,319
Principal | Otjikoto Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Principal	4,869
Principal | Otjikoto Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	3,453
Principal | Otjikoto Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	1,958
Principal | Otjikoto Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	647
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	8,307
Principal | Masbate Equipment Loan Facility | 2018
Disclosure of detailed information about borrowings [line items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2019
Disclosure of detailed information about borrowings [line items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	1,749
Principal | Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	1,311
Principal | Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	1,344
Principal | Nicaraguan equipment loans | 2018
Disclosure of detailed information about borrowings [line items]
Principal	1,056
Principal | Nicaraguan equipment loans | 2019
Disclosure of detailed information about borrowings [line items]
Principal	247
Principal | Nicaraguan equipment loans | 2020
Disclosure of detailed information about borrowings [line items]
Principal	41
Principal | Nicaraguan equipment loans | 2021
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Nicaraguan equipment loans | 2022
Disclosure of detailed information about borrowings [line items]
Principal	$ 0